Insurance business - Movements in carrying amounts of insurance contracts - analysis by remaining coverage and incurred claims (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	$ (252)	$ (136)
Opening liabilities	120,851	108,816
Insurance contracts liability (asset) opening balance	120,599	108,680
Insurance revenue
Contracts under the fair value approach	(932)	(704)
Contracts under the modified retrospective approach	(159)	(170)
Other contracts	(1,661)	(1,385)
Total insurance revenue	(2,752)	(2,259)	$ (1,977)
Insurance service expenses
Incurred claims and other insurance service expenses	1,044	907
Amortisation of insurance acquisition cash flows	296	163
Losses and reversal of losses on onerous contracts	123	109
Adjustments to liabilities for incurred claims	(21)	2
Total insurance service expenses	1,442	1,181
Investment components	0	0
Insurance service result	(1,310)	(1,078)
Net finance expense from insurance contracts	6,169	8,300
Other movements recognised in the statement of profit or loss	0	277
Effect of movements in exchange rates	(1,275)	980
Total changes in the consolidated income statement and statement of comprehensive income	3,584	8,479
Cash flows
Premiums received	18,392	13,872
Claims, other insurance service expenses paid and other cash flows	(10,524)	(9,628)
Insurance acquisition cash flows	(1,095)	(804)
Total cash flows	6,773	3,440
Other movements	(23,459)	0
Acquisition of subsidiaries and other movements		0
Insurance contracts liability (asset) closing balance	107,497	120,599	108,680
Closing assets	(132)	(252)	(136)
Closing liabilities	107,629	120,851	108,816
Decrease through subsidiaries classified as held for sale	21,811
Amounts recognised in profit or loss
Insurance service expenses
Net finance expense from insurance contracts	5,978	7,809
Amounts recognised in OCI
Insurance service expenses
Net finance expense from insurance contracts	191	491
Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	(13)	(5)
Opening liabilities	117,037	105,145
Insurance contracts liability (asset) opening balance	117,024	105,140
Insurance revenue
Contracts under the fair value approach	(715)	(508)
Contracts under the modified retrospective approach	(141)	(148)
Other contracts	(1,229)	(1,079)
Total insurance revenue	(2,085)	(1,735)
Insurance service expenses
Incurred claims and other insurance service expenses	616	615
Amortisation of insurance acquisition cash flows	195	109
Losses and reversal of losses on onerous contracts	50	32
Adjustments to liabilities for incurred claims	6	1
Total insurance service expenses	867	757
Investment components	0	0
Insurance service result	(1,218)	(978)
Net finance expense from insurance contracts	5,761	8,042
Other movements recognised in the statement of profit or loss	0	294
Effect of movements in exchange rates	(1,176)	949
Total changes in the consolidated income statement and statement of comprehensive income	3,367	8,307
Cash flows
Premiums received	16,442	12,616
Claims, other insurance service expenses paid and other cash flows	(9,018)	(8,517)
Insurance acquisition cash flows	(835)	(522)
Total cash flows	6,589	3,577
Other movements	(23,580)	0
Acquisition of subsidiaries and other movements		0
Insurance contracts liability (asset) closing balance	103,400	117,024	105,140
Closing assets	(14)	(13)	(5)
Closing liabilities	103,414	117,037	105,145
Life other contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	(239)	(131)
Opening liabilities	3,814	3,671
Insurance contracts liability (asset) opening balance	3,575	3,540
Insurance revenue
Contracts under the fair value approach	(217)	(196)
Contracts under the modified retrospective approach	(18)	(22)
Other contracts	(432)	(306)
Total insurance revenue	(667)	(524)
Insurance service expenses
Incurred claims and other insurance service expenses	428	292
Amortisation of insurance acquisition cash flows	101	54
Losses and reversal of losses on onerous contracts	73	77
Adjustments to liabilities for incurred claims	(27)	1
Total insurance service expenses	575	424
Investment components	0	0
Insurance service result	(92)	(100)
Net finance expense from insurance contracts	408	258
Other movements recognised in the statement of profit or loss	0	(17)
Effect of movements in exchange rates	(99)	31
Total changes in the consolidated income statement and statement of comprehensive income	217	172
Cash flows
Premiums received	1,950	1,256
Claims, other insurance service expenses paid and other cash flows	(1,506)	(1,111)
Insurance acquisition cash flows	(260)	(282)
Total cash flows	184	(137)
Other movements	121	0
Acquisition of subsidiaries and other movements		0
Insurance contracts liability (asset) closing balance	4,097	3,575	3,540
Closing assets	(118)	(239)	(131)
Closing liabilities	4,215	3,814	3,671
Excluding loss component | Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	(15)	(5)
Opening liabilities	116,546	104,676
Insurance contracts liability (asset) opening balance	116,531	104,671
Insurance revenue
Contracts under the fair value approach	(715)	(508)
Contracts under the modified retrospective approach	(141)	(148)
Other contracts	(1,229)	(1,079)
Total insurance revenue	(2,085)	(1,735)
Insurance service expenses
Incurred claims and other insurance service expenses	0	0
Amortisation of insurance acquisition cash flows	195	109
Losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Total insurance service expenses	195	109
Investment components	(8,284)	(8,104)
Insurance service result	(10,174)	(9,730)
Net finance expense from insurance contracts	5,720	8,042
Other movements recognised in the statement of profit or loss	0	513
Effect of movements in exchange rates	(1,162)	942
Total changes in the consolidated income statement and statement of comprehensive income	(5,616)	(233)
Cash flows
Premiums received	16,442	12,616
Claims, other insurance service expenses paid and other cash flows	2	(15)
Insurance acquisition cash flows	(835)	(522)
Total cash flows	15,609	12,079
Other movements	(23,495)
Acquisition of subsidiaries and other movements		14
Insurance contracts liability (asset) closing balance	103,029	116,531	104,671
Closing assets	(16)	(15)	(5)
Closing liabilities	103,045	116,546	104,676
Excluding loss component | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	(279)	(187)
Opening liabilities	3,400	3,359
Insurance contracts liability (asset) opening balance	3,121	3,172
Insurance revenue
Contracts under the fair value approach	(217)	(196)
Contracts under the modified retrospective approach	(18)	(22)
Other contracts	(432)	(306)
Total insurance revenue	(667)	(524)
Insurance service expenses
Incurred claims and other insurance service expenses	0	0
Amortisation of insurance acquisition cash flows	101	54
Losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Total insurance service expenses	101	54
Investment components	(1,058)	(818)
Insurance service result	(1,624)	(1,288)
Net finance expense from insurance contracts	405	254
Other movements recognised in the statement of profit or loss	0	(8)
Effect of movements in exchange rates	(76)	25
Total changes in the consolidated income statement and statement of comprehensive income	(1,295)	(1,017)
Cash flows
Premiums received	1,950	1,256
Claims, other insurance service expenses paid and other cash flows	2	1
Insurance acquisition cash flows	(260)	(282)
Total cash flows	1,692	975
Other movements	53
Acquisition of subsidiaries and other movements		(9)
Insurance contracts liability (asset) closing balance	3,571	3,121	3,172
Closing assets	(177)	(279)	(187)
Closing liabilities	3,748	3,400	3,359
Loss component | Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	1	0
Opening liabilities	121	114
Insurance contracts liability (asset) opening balance	122	114
Insurance revenue
Contracts under the fair value approach	0	0
Contracts under the modified retrospective approach	0	0
Other contracts	0	0
Total insurance revenue	0	0
Insurance service expenses
Incurred claims and other insurance service expenses	(7)	(6)
Amortisation of insurance acquisition cash flows	0	0
Losses and reversal of losses on onerous contracts	50	32
Adjustments to liabilities for incurred claims	0	0
Total insurance service expenses	43	26
Investment components	0	0
Insurance service result	43	26
Net finance expense from insurance contracts	41	0
Other movements recognised in the statement of profit or loss	0	(5)
Effect of movements in exchange rates	(5)	1
Total changes in the consolidated income statement and statement of comprehensive income	79	22
Cash flows
Premiums received	0	0
Claims, other insurance service expenses paid and other cash flows	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	(54)
Acquisition of subsidiaries and other movements		(14)
Insurance contracts liability (asset) closing balance	147	122	114
Closing assets	1	1	0
Closing liabilities	146	121	114
Loss component | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	(16)	21
Opening liabilities	191	109
Insurance contracts liability (asset) opening balance	175	130
Insurance revenue
Contracts under the fair value approach	0	0
Contracts under the modified retrospective approach	0	0
Other contracts	0	0
Total insurance revenue	0	0
Insurance service expenses
Incurred claims and other insurance service expenses	(49)	(24)
Amortisation of insurance acquisition cash flows	0	0
Losses and reversal of losses on onerous contracts	73	77
Adjustments to liabilities for incurred claims	0	0
Total insurance service expenses	24	53
Investment components	0	0
Insurance service result	24	53
Net finance expense from insurance contracts	3	3
Other movements recognised in the statement of profit or loss	0	4
Effect of movements in exchange rates	1	(2)
Total changes in the consolidated income statement and statement of comprehensive income	28	58
Cash flows
Premiums received	0	0
Claims, other insurance service expenses paid and other cash flows	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	8
Acquisition of subsidiaries and other movements		(13)
Insurance contracts liability (asset) closing balance	211	175	130
Closing assets	(13)	(16)	21
Closing liabilities	224	191	109
Incurred claims | Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	1	0
Opening liabilities	370	355
Insurance contracts liability (asset) opening balance	371	355
Insurance revenue
Contracts under the fair value approach	0	0
Contracts under the modified retrospective approach	0	0
Other contracts	0	0
Total insurance revenue	0	0
Insurance service expenses
Incurred claims and other insurance service expenses	623	621
Amortisation of insurance acquisition cash flows	0	0
Losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	6	1
Total insurance service expenses	629	622
Investment components	8,284	8,104
Insurance service result	8,913	8,726
Net finance expense from insurance contracts	0	0
Other movements recognised in the statement of profit or loss	0	(214)
Effect of movements in exchange rates	(9)	6
Total changes in the consolidated income statement and statement of comprehensive income	8,904	8,518
Cash flows
Premiums received	0	0
Claims, other insurance service expenses paid and other cash flows	(9,020)	(8,502)
Insurance acquisition cash flows	0	0
Total cash flows	(9,020)	(8,502)
Other movements	(31)
Acquisition of subsidiaries and other movements		0
Insurance contracts liability (asset) closing balance	224	371	355
Closing assets	1	1	0
Closing liabilities	223	370	355
Incurred claims | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	56	35
Opening liabilities	223	203
Insurance contracts liability (asset) opening balance	279	238
Insurance revenue
Contracts under the fair value approach	0	0
Contracts under the modified retrospective approach	0	0
Other contracts	0	0
Total insurance revenue	0	0
Insurance service expenses
Incurred claims and other insurance service expenses	477	316
Amortisation of insurance acquisition cash flows	0	0
Losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	(27)	1
Total insurance service expenses	450	317
Investment components	1,058	818
Insurance service result	1,508	1,135
Net finance expense from insurance contracts	0	1
Other movements recognised in the statement of profit or loss	0	(13)
Effect of movements in exchange rates	(24)	8
Total changes in the consolidated income statement and statement of comprehensive income	1,484	1,131
Cash flows
Premiums received	0	0
Claims, other insurance service expenses paid and other cash flows	(1,508)	(1,112)
Insurance acquisition cash flows	0	0
Total cash flows	(1,508)	(1,112)
Other movements	60
Acquisition of subsidiaries and other movements		22
Insurance contracts liability (asset) closing balance	315	279	238
Closing assets	72	56	35
Closing liabilities	$ 243	$ 223	$ 203